INTANGIBLE ASSETS (Details - future amortization)	Jun. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 81,096
2024	162,191
2025	162,191
2026	162,191
2027 and beyond	636,368
Total	$ 1,204,037